INVENTORY (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Schedule of inventory properties

AS AT DEC. 31 (MILLIONS)	2020	2019
Residential properties under development	$2,816	$3,007
Land held for development	2,015	1,781
Completed residential properties	743	998
Industrial products	2,611	2,816
Other[1]	2,175	1,670
Total	$10,360	$10,272
1.Other includes fuel inventory of $651 million (2019 – $690 million) and office developments of $581 million (2019 – $243 million).

Schedule of current and non-current balances of inventory	The current and non-current balances of inventory are as follows:

AS AT DEC. 31 (MILLIONS)	2020	2019
Current	$6,337	$7,054
Non-current	4,023	3,218
Total	$10,360	$10,272